Consulting Agreement	12 Months Ended
Mar. 31, 2025
Consulting Agreement
Consulting Agreement

16. Consulting Agreement

On April 24, 2023, the Company entered into a consulting and services agreement with Spirit Advisors, LLC. (“Spirit Advisors”) pursuant to which it agreed to compensate Spirit Advisors with cash consideration of US$320,000 and common share purchase warrants (the “Spirit Warrants”) in exchange for professional services to be provided by Spirit Advisors in connection with its IPO. Spirit Advisors may exercise the Spirit Warrants to purchase 3% of the issued and outstanding ordinary shares as of the date of the Spirit Warrants’ issuance, which will be automatically adjusted to 3% of the fully diluted number of ordinary shares on the date the Company completes the IPO. The exercise price per share is US$0.01, subject to adjustment as provided in the Spirit Warrants. The warrants are only exercisable upon the successful completion of the IPO. The Spirit Warrants will be substituted in kind with the stock acquisition rights.

As of December 18, 2024, pursuant to the side letter agreement between the Company and Spirit Advisors, the Spirit Warrants were cancelled due to structural limitations specific to the Company’s shareholder framework and internal procedures.